CAPITAL MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of Capital Management [Abstract]
Schedule of invested capital
We define Invested Capital as partnership capital removing the impact of the following items: non-controlling interest in operating subsidiaries, retained earnings or deficit, accumulated other comprehensive income and ownership changes.

	As of
US$ MILLIONS	June 30, 2018	December 31, 2017
Partnership Capital	$12,276	$13,474
Remove impact of the following items since inception:
Non-controlling interest - in operating subsidiaries	(5,125)	(5,875)
Deficit	842	1,366
Accumulated other comprehensive income	(120)	(1,257)
Ownership changes	(109)	(109)
Invested Capital	$7,764	$7,599
The following table presents the change in Invested Capital during the three and six-month periods ended June 30, 2018:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2018	2017	2018	2017
Opening balance	$7,760	$6,613	$7,599	$6,387
Issuance of preferred units	—	—	157	220
Issuance of limited partnership units and redeemable partnership units	4	5	8	11
Ending balance	$7,764	$6,618	$7,764	$6,618
Weighted Average Invested Capital	$7,760	$6,613	$7,738	$6,578